Note 12 - Equity Incentive Schemes - Share Based Compensation Shares Authorized Under Stock Option Plans (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Exercise price A$ (in AUD per Share)	$ 0.57	$ 0.49
Options (in shares)	9,069,334	11,650,300
Options exercisable shares (in shares)	9,069,334	11,650,300
Range One [Member]
Exercise price A$ (in AUD per Share)	$ 0.25
Options (in shares)	2,364,667
Weighted average remaining life in years (Year)	3 months
Options exercisable shares (in shares)	2,364,667
Range Two [Member]
Exercise price A$ (in AUD per Share)	$ 0.3
Options (in shares)	2,364,667
Weighted average remaining life in years (Year)	3 months
Options exercisable shares (in shares)	2,364,667
Range Three [Member]
Exercise price A$ (in AUD per Share)	$ 0.3
Options (in shares)	500,000
Weighted average remaining life in years (Year)	3 months
Options exercisable shares (in shares)	500,000
Range Four [Member]
Exercise price A$ (in AUD per Share)	$ 0.92
Options (in shares)	1,920,000
Weighted average remaining life in years (Year)	3 months
Options exercisable shares (in shares)	1,920,000
Range Five [Member]
Exercise price A$ (in AUD per Share)	$ 1
Options (in shares)	1,920,000
Weighted average remaining life in years (Year)	3 months
Options exercisable shares (in shares)	1,920,000